Fair Value Measurements	6 Months Ended
Jun. 30, 2022
Fair Value Measurements

Note 9 — Fair Value Measurements

The following tables present information about the Company’s assets that are measured at fair value on a recurring basis as of June 30, 2022, and December 31, 2021, and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

June 30, 2022

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – Money Market Fund	$280,457,776	$—	$—

December 31, 2021

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – Money Market Fund	$280,164,163	$—	$—

Level 1 assets include investments comprised solely of U.S. government securities. The Company uses inputs such as actual trade data, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. There were no transfers to/from Levels 1, 2, and 3 during the three and six months ended June 30, 2022.

Southland Holding Llc [Member]
Fair Value Measurements

2.	Fair Value Measurements

Fair value of investments measured on a recurring basis as of June 30, 2022, and December 31, 2021, were as follows:

	As of
	June 30, 2022
(amounts in thousands)	Fair Value	Level 1	Level 2	Level 3
Marketable Securities
Common Stocks	$8	$8	$—	$—
Total	8	8	—	—

Investments Noncurrent
Private Equity	3,472	—	—	3,472
Total noncurrent	3,472	—	—	3,472
Overall Total	$3,480	$8	$—	$3,472

	As of
	December 31, 2021
(amounts in thousands)	Fair Value	Level 1	Level 2	Level 3
Marketable Securities
Common Stocks	$12	$12	$—	$—
Total	12	12	—	—

Investments Noncurrent
Private Equity	3,925	—	—	3,925
Total noncurrent	3,925	—	—	3,925
Overall Total	$3,937	$12	$—	$3,925